Cover	Feb. 13, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 13, 2025
Entity File Number	000-56377
Entity Registrant Name	Lomond Therapeutics Holdings, Inc.
Entity Central Index Key	0001900520
Entity Tax Identification Number	87-2959575
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8 The Green Ste 8490
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19901
City Area Code	212
Local Phone Number	739-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	55 NE 5th Ave.
Entity Address, Address Line Two	Suite 401
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33432
Entity Information, Former Legal or Registered Name	Venetian-1 Acquisition Corp